PROPERTY AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Cost	$ 90,308	$ 85,780
Accumulated depreciation	61,402	52,642
Depreciated cost	28,906	33,138
Depreciation expenses	$ 10,338	11,377	$ 13,111
Impairment of long-lived assets related to restructuring plan		2,367	$ 2,559
Changes of property and equipment	$ (1,013)	(982)
Computers, manufacturing, peripheral equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	86,244	81,855
Accumulated depreciation	58,469	50,271
Office furniture and equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	2,903	2,876
Accumulated depreciation	2,084	1,616
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	1,161	1,049
Accumulated depreciation	$ 849	$ 755